Financial Assets Held-for-Trading (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets held for trading [text block] [Abstract]
Schedule of financial assets held-for-trading
	2019	2020
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	16,490	3,186
Central Bank promissory notes	1,008,035	4,006,490
Other instruments issued by the Chilean Government and Central Bank	99,164	149,616

Other instruments issued in Chile
Bonds from other domestic companies	1,556	5,396
Bonds from domestic banks	55,094	5,494
Deposits in domestic banks	315,415	93,905
Other instruments issued in Chile	3,272	1,003

Instruments issued by foreign institutions
Other instruments issued abroad	—	164

Mutual fund investments
Funds managed by related companies	373,329	400,902
Funds managed by third-party	—	—
Total	1,872,355	4,666,156